Commitments And Contingencies (Schedule Of Lease Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Abstract]
Operating lease costs (including amounts allocated to property, plant and equipment)	$ 51	$ 42	$ 40
Short-term lease costs	11	10	34
Total operating lease costs	62	52	74
Cash paid for amounts included in the measurement of lease liabilities	$ 40	$ 35	$ 32